Shareholders' Equity - Summary of Nonvested Share Activity (Detail)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	10,679,911
Awards granted, Number of Shares	6,700,765
Awards forfeited, Number of Shares	(137,227)
Awards cancelled on failed vesting conditions, Number of Shares	(5,915,985)
Awards vested, Number of Shares	(3,100,608)
Ending Balance, Number of Shares	8,226,856
Employee Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	1,257,038
Awards granted, Number of Shares
Awards forfeited, Number of Shares	(5,931)
Awards cancelled on failed vesting conditions, Number of Shares
Awards vested, Number of Shares	(1,251,107)
Ending Balance, Number of Shares
Employee Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	3,224,558
Awards granted, Number of Shares
Awards forfeited, Number of Shares	(31,721)
Awards cancelled on failed vesting conditions, Number of Shares
Awards vested, Number of Shares	(1,707,001)
Ending Balance, Number of Shares	1,485,836
Employee Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	5,945,815
Awards granted, Number of Shares
Awards forfeited, Number of Shares	(29,830)
Awards cancelled on failed vesting conditions, Number of Shares	(5,915,985)
Awards vested, Number of Shares
Ending Balance, Number of Shares
Employee Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares
Awards granted, Number of Shares	6,520,765
Awards forfeited, Number of Shares	(47,245)
Awards cancelled on failed vesting conditions, Number of Shares
Awards vested, Number of Shares
Ending Balance, Number of Shares	6,473,520
Supervisory Board 2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	35,000
Awards granted, Number of Shares
Awards forfeited, Number of Shares
Awards cancelled on failed vesting conditions, Number of Shares
Awards vested, Number of Shares	(35,000)
Ending Balance, Number of Shares
Supervisory Board 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	75,000
Awards granted, Number of Shares
Awards forfeited, Number of Shares
Awards cancelled on failed vesting conditions, Number of Shares
Awards vested, Number of Shares	(45,000)
Ending Balance, Number of Shares	30,000
Supervisory Board 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	142,500
Awards granted, Number of Shares
Awards forfeited, Number of Shares
Awards cancelled on failed vesting conditions, Number of Shares
Awards vested, Number of Shares	(62,500)
Ending Balance, Number of Shares	80,000
Supervisory Board Two Thousand Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares
Awards granted, Number of Shares	180,000
Awards forfeited, Number of Shares	(22,500)
Awards cancelled on failed vesting conditions, Number of Shares
Awards vested, Number of Shares
Ending Balance, Number of Shares	157,500